Indebtedness (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Multi-Year Revolving Credit, Expiring October 25, 2016 [Member]	Oct. 25, 2011 Revolving Credit Expiring December 2012 [Member]	Dec. 31, 2012 Short Term Credit Arrangement [Member]	Dec. 31, 2011 Short Term Credit Arrangement [Member]	Dec. 31, 2012 Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]
Indebtedness [Line Items]
Capital lease obligations	$ 37,000,000	$ 85,000,000
Committed credit facilities, maximum borrowing capacity	6,000,000,000		3,500,000,000		2,000,000,000	1,900,000,000	2,500,000,000
Revolving credit facility no longer available to the company				2,700,000,000
Ratio of consolidated EBITDA to consolidated interest expense on a rolling 4 quarter basis, minimum	3.5
Ratio of consolidated EBITDA to consolidated interest expense on a rolling 4 quarter basis	16
Credit facilities, outstanding amount					$ 447,000,000	$ 247,000,000